Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Intellectual property					$ 4,195,353	$ 4,195,353
Series c convertible preferred stock ,Shares					1,000,000
Fair value of series c convertible preferred stock capitalilized during period					$ 4,200,000
Weighted-average useful life			16 years		16 years 1 month 9 days
Amortization expense	$ 62,491	$ 61,812	$ 125,666	$ 123,624	$ 247,247	$ 0